UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22606

Name of Fund: BlackRock Utility and Infrastructure Trust (BUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and

            Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia – 1.9%
Transurban Group	1,087,500	$6,338,132

Brazil – 14.3%
Cia De Concessoes Rodoviarias	1,454,900	10,125,678
Cia de Saneamento Basico do Estado de Sao Paulo (a)	141,900	4,738,122
Cia de Saneamento de Minas Gerais	216,300	4,789,748
Cia Energetica de Minas Gerais - ADR	336,700	6,814,808
CPFL Energia SA - ADR	183,000	5,425,950
EDP - Energias do Brasil SA	219,300	5,108,465
Tractebel Energia SA	603,300	10,476,260

		47,479,031

Canada – 2.8%
BCE, Inc. (b)	116,500	4,753,200
TransCanada Corp. (b)	110,100	4,529,396

		9,282,596

France – 0.9%
Vinci SA	66,400	3,089,328

Germany – 1.7%
E.ON AG	259,400	5,565,912

Hong Kong – 2.7%
China Merchants Holdings International Co. Ltd.	1,304,000	4,330,712
Power Assets Holdings Ltd.	631,000	4,552,717

		8,883,429

Italy – 1.8%
Atlantia SpA	381,900	5,944,552

Norway – 1.3%
Telenor ASA	261,200	4,260,485

United Kingdom – 7.9%
BT Group Plc	1,949,900	6,272,957
International Power Plc	750,000	3,969,767
National Grid Plc	944,600	9,406,079
Severn Trent Plc	176,700	4,250,670
Vodafone Group Plc - ADR (b)	88,100	2,386,629

		26,286,102

United States – 58.6%
Alliant Energy Corp.	131,200	5,561,566
American Electric Power Co., Inc. (b)	60,400	2,389,424
American Tower Corp. (b)	111,600	7,087,716
American Water Works Co., Inc.	189,700	6,398,581
Aqua America, Inc.	316,800	6,988,608
AT&T Inc. (b)	180,900	5,320,269
CenturyLink, Inc. (b)	167,000	6,184,010
Chesapeake Midstream Partners LP	53,365	1,552,388
CMS Energy Corp.	287,600	6,278,308
Consolidated Edison, Inc. (b)	77,400	4,563,504
DCP Midstream Partners LP (b)	56,208	2,736,768
Dominion Resources, Inc.	92,500	4,628,700
Duke Energy Corp. (b)	223,400	4,760,654
Edison International (b)	152,800	6,270,912
Entergy Corp. (b)	64,600	4,481,948
Exelon Corp. (b)	114,500	4,554,810
FirstEnergy Corp. (b)	74,300	3,136,946
ITC Holdings Corp. (b)	49,600	3,656,016
MarkWest Energy Partners LP (b)	96,573	5,597,371
NextEra Energy, Inc. (b)	126,900	7,594,965
Northeast Utilities (b)	102,800	3,572,300
NorthWestern Corp.	162,000	5,692,680

Common Stocks	Shares	Value

United States (concluded)
NV Energy, Inc.	384,800	$6,233,760
OGE Energy Corp.	112,100	5,925,606
ONEOK Partners LP	87,882	4,931,938
Pepco Holdings, Inc. (b)	235,300	4,625,998
PG&E Corp.	112,800	4,586,448
Pinnacle West Capital Corp.	75,100	3,549,226
Plains All American Pipeline LP	41,894	3,267,732
PPL Corp. (b)	80,500	2,237,095
Public Service Enterprise Group, Inc.	164,900	5,003,066
Sempra Energy	82,800	4,711,320
The Southern Co. (b)	183,600	8,364,816
Targa Resources Partners LP	34,025	1,336,162
Verizon Communications, Inc. (b)	245,200	9,234,232
Westar Energy, Inc.	169,200	4,812,048
Williams Partners LP	73,828	4,606,129
Wisconsin Energy Corp.	120,300	4,090,200
Xcel Energy, Inc.	139,100	3,700,060
Xylem, Inc. (b)	161,600	4,187,056

		194,411,336

Total Long-Term Investments (Cost – $302,687,866) – 93.9%		311,540,903

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	23,616,799	23,616,799

Total Short-Term Securities (Cost – $23,616,799) – 7.1%		23,616,799

Total Investments Before Outstanding Options Written (Cost – $326,304,665*) – 101.0%		335,157,702

Options Written	Contracts

Exchange-Traded Call Options – (0.1)%
American Electric Power Co., Inc.:
Strike Price USD 41, Expires 2/20/12	40	(200)
Strike Price USD 42, Expires 2/20/12	120	(600)
Strike Price USD 41, Expires 3/19/12	40	(400)
American Tower Corp.:
Strike Price USD 62.50, Expires 2/20/12	73	(11,863)
Strike Price USD 62.50, Expires 3/19/12	295	(71,539)
AT&T Inc.:
Strike Price USD 29, Expires 2/20/12	14	(826)
Strike Price USD 30, Expires 2/20/12	210	(2,415)
BCE, Inc., Strike Price USD 42, Expires 3/19/12	76	(2,608)
CenturyLink, Inc.:
Strike Price USD 37, Expires 2/20/12	110	(9,900)
Strike Price USD 38, Expires 3/19/12	450	(22,500)
Consolidated Edison, Inc., Strike Price USD 60, Expires 2/20/12	255	(4,463)

JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
DCP Midstream Partners LP, Strike Price USD 45, Expires 2/20/12	99	$(30,443)
Duke Energy Corp., Strike Price USD 20.75, Expires 2/10/12	250	(14,045)
Edison International:
Strike Price USD 40, Expires 2/20/12	68	(8,330)
Strike Price USD 42.50, Expires 2/20/12	150	(1,500)
Strike Price USD 41, Expires 2/23/12	120	(7,307)
Entergy Corp., Strike Price USD 72.50, Expires 2/20/12	215	(2,150)
Exelon Corp., Strike Price USD 40, Expires 4/23/12	380	(29,450)
FirstEnergy Corp., Strike Price USD 42, Expires 3/19/12	245	(20,213)
ITC Holdings Corp.:
Strike Price USD 74.50, Expires 2/03/12	108	(2,080)
Strike Price USD 73.70, Expires 3/07/12	55	(6,884)
MarkWest Energy Partners LP, Strike Price USD 55, Expires 2/20/12	280	(83,300)
NextEra Energy, Inc., Strike Price USD 60, Expires 2/20/12	180	(10,350)
Northeast Utilities, Strike Price USD 35, Expires 4/23/12	70	(5,775)
Pepco Holdings, Inc., Strike Price USD 20, Expires 2/20/12	160	(1,600)
PPL Corp., Strike Price USD 28, Expires 3/19/12	75	(2,813)
Southern Co., Strike Price USD 45.30, Expires 3/02/12	325	(21,002)
TransCanada Corp., Strike Price CAD 44, Expires 2/18/12	330	(2,304)
Verizon Communications, Inc.:
Strike Price USD 38, Expires 2/20/12	180	(5,130)
Strike Price USD 39, Expires 3/19/12	75	(1,913)
Vodafone Group Plc - ADR, Strike Price USD 27.70, Expires 3/19/12	290	(9,469)
Xylem, Inc., Strike Price USD 25, Expires 2/20/12	500	(61,250)

Total Exchange-Traded Call Options		(454,622)

Over-the-Counter Call Options – (0.7)%
Alliant Energy Corp., Strike Price USD 43.29, Expires 3/26/12, Broker Deutsche Bank Securities Corp.	44,000	(36,446)
American Water Works Co., Inc.:
Strike Price USD 32.39, Expires 2/29/12, Broker Banc of America Securities	27,000	(42,744)
Strike Price USD 31.76, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	37,600	(80,309)
Aqua America, Inc.:
Strike Price USD 21.33, Expires 3/02/12, Broker Morgan Stanley & Co., Inc.	11,500	(10,498)
Strike Price USD 21.41, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	9,500	(8,550)
Strike Price USD 21.99, Expires 3/26/12, Broker Goldman Sachs & Co.	83,500	(55,902)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
AT&T Inc., Strike Price USD 30.42, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	37,000	$(917)
Atlantia SpA:
Strike Price EUR 11.87, Expires 2/14/12, Broker Citigroup Global Markets, Inc.	11,800	(4,470)
Strike Price EUR 12.81, Expires 2/14/12, Broker Morgan Stanley & Co., Inc.	114,300	(1,507)
BCE, Inc., Strike Price USD 41.47, Expires 3/12/12, Broker Credit Suisse First Boston	31,000	(14,213)
BT Group Plc:
Strike Price GBP 2.06, Expires 2/29/12, Broker UBS Securities LLC	61,000	(4,238)
Strike Price GBP 2.06, Expires 3/07/12, Broker Deutsche Bank Securities Corp.	584,000	(44,169)
China Merchants Holdings International Co. Ltd.,
Strike Price HKD 25.44, Expires 3/13/12, Broker Goldman Sachs & Co.	393,000	(82,383)
Cia De Concessoes Rodoviarias:
Strike Price BRL 11.96, Expires 2/10/12, Broker Deutsche Bank Securities Corp.	385,200	(67,903)
Strike Price BRL 11.58, Expires 2/28/12, Broker UBS Securities LLC	124,000	(48,485)
Cia de Saneamento Basico do Estado de Sao Paulo, Strike Price BRL 50.62, Expires 2/15/12, Broker Credit Suisse First Boston	45,000	(199,115)
Cia de Saneamento de Minas Gerais, Strike Price BRL 34.36, Expires 2/10/12, Broker Credit Suisse First Boston	68,700	(170,822)
Cia Energetica de Minas Gerais - ADR:
Strike Price USD 17.31, Expires 2/06/12, Broker Deutsche Bank Securities Corp.	51,000	(149,631)
Strike Price USD 17.31, Expires 2/13/12, Broker Deutsche Bank Securities Corp.	51,000	(149,631)
Strike Price USD 18.78, Expires 2/29/12, Broker Credit Suisse First Boston	11,000	(17,648)
CMS Energy Corp.:
Strike Price USD 21.64, Expires 3/01/12, Broker Banc of America Securities	40,000	(23,861)
Strike Price USD 21.89, Expires 3/01/12, Broker Banc of America Securities	50,000	(12,928)
CPFL Energia SA - ADR:
Strike Price USD 26.56, Expires 2/06/12, Broker Goldman Sachs & Co.	28,000	(86,520)
Strike Price USD 26.56, Expires 2/10/12, Broker Goldman Sachs & Co.	28,000	(86,520)
Strike Price USD 28.63, Expires 2/10/12, Broker Goldman Sachs & Co.	4,500	(5,019)

2	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Dominion Resources, Inc.:
Strike Price USD 50.69, Expires 2/13/12, Broker Goldman Sachs & Co.	3,500	$(938)
Strike Price USD 51.22, Expires 2/29/12, Broker Banc of America Securities	28,000	(8,420)
Duke Energy Corp.:
Strike Price USD 21.22, Expires 3/12/12, Broker Deutsche Bank Securities Corp.	18,000	(4,969)
Strike Price USD 21.29, Expires 4/10/12, Broker UBS Securities LLC	31,000	(10,850)
E.ON AG:
Strike Price EUR 16.51, Expires 2/14/12, Broker UBS Securities LLC	8,000	(2,553)
Strike Price EUR 17.22, Expires 2/14/12, Broker Citigroup Global Markets, Inc.	15,000	(4,742)
Strike Price EUR 17.72, Expires 2/14/12, Broker Deutsche Bank Securities Corp.	62,600	(10,353)
Edison International, Strike Price USD 40.10, Expires 3/05/12, Broker Goldman Sachs & Co.	16,500	(20,027)
EDP - Energias do Brasil SA:
Strike Price BRL 37.93, Expires 2/10/12, Broker Credit Suisse First Boston	12,600	(20,034)
Strike Price BRL 38.16, Expires 2/10/12, Broker Credit Suisse First Boston	45,500	(66,634)
Strike Price BRL 40.82, Expires 2/28/12, Broker Deutsche Bank Securities Corp.	18,700	(9,313)
International Power Plc:
Strike Price GBP 3.31, Expires 2/03/12, Broker UBS Securities LLC	106,200	(9,168)
Strike Price GBP 3.39, Expires 2/29/12, Broker UBS Securities LLC	22,500	(2,200)
Strike Price GBP 3.28, Expires 3/14/12, Broker UBS Securities LLC	118,800	(24,650)
National Grid Plc:
Strike Price GBP 6.38, Expires 2/29/12, Broker Societe General Securities Corp.	80,700	(12,959)
Strike Price GBP 6.30, Expires 3/07/12, Broker UBS Securities LLC	234,000	(49,657)
NextEra Energy, Inc., Strike Price USD 59.41, Expires 3/12/12, Broker Credit Suisse First Boston	24,000	(39,399)
Northeast Utilities, Strike Price USD 33.63, Expires 3/05/12, Broker Goldman Sachs & Co.	27,000	(33,361)
NorthWestern Corp.:
Strike Price USD 35.15, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	40,000	(34,080)
Strike Price USD 35.26, Expires 2/29/12, Broker UBS Securities LLC	48,000	(38,355)
Strike Price USD 35.86, Expires 2/29/12, Broker UBS Securities LLC	6,000	(3,367)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
NV Energy, Inc.:
Strike Price USD 15.61, Expires 2/02/12, Broker Credit Suisse First Boston	88,500	$(52,702)
Strike Price USD 16.01, Expires 2/29/12, Broker UBS Securities LLC	31,000	(14,822)
Strike Price USD 16.02, Expires 2/29/12, Broker UBS Securities LLC	10,000	(4,727)
OGE Energy Corp.:
Strike Price USD 54, Expires 2/09/12, Broker Goldman Sachs & Co.	17,000	(5,488)
Strike Price USD 55.94, Expires 2/27/12, Broker Deutsche Bank Securities Corp.	17,000	(5,478)
Strike Price USD 56.05, Expires 2/29/12, Broker Credit Suisse First Boston	3,000	(1,003)
ONEOK Partners LP, Strike Price USD 57.04, Expires 3/30/12, Broker UBS Securities LLC	24,000	(21,439)
Pepco Holdings, Inc., Strike Price USD 20.11, Expires 3/02/12, Broker Goldman Sachs & Co.	61,500	(4,795)
PG&E Corp., Strike Price USD 42.12, Expires 3/01/12, Broker Citigroup Global Markets, Inc.	33,700	(5,337)
Pinnacle West Capital Corp., Strike Price USD 48.45, Expires 2/24/12, Broker Credit Suisse First Boston	23,800	(10,991)
Power Assets Holdings Ltd.:
Strike Price HKD 57.77, Expires 2/15/12, Broker Citigroup Global Markets, Inc.	94,500	(2,753)
Strike Price HKD 58.20, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	94,000	(2,056)
PPL Corp., Strike Price USD 28.80, Expires 2/24/12, Broker Credit Suisse First Boston	19,000	(2,293)
Public Service Enterprise Group, Inc.:
Strike Price USD 32.08, Expires 2/27/12, Broker Credit Suisse First Boston	10,000	(447)
Strike Price USD 31.47, Expires 2/29/12, Broker UBS Securities LLC	6,000	(764)
Sempra Energy, Strike Price USD 56, Expires 3/09/12, Broker Goldman Sachs & Co.	27,500	(42,070)
Severn Trent Plc:
Strike Price GBP 15.56, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	56,000	(10,705)
Strike Price GBP 15.61, Expires 2/29/12, Broker UBS Securities LLC	5,900	(1,053)
Southern Co., Strike Price USD 45.40, Expires 3/02/12, Broker Banc of America Securities	28,000	(18,176)
Targa Resources Partners LP, Strike Price USD 39.17, Expires 2/24/12, Broker UBS Securities LLC	10,000	(9,716)

JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Telenor ASA:
Strike Price NOK 97.23, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	79,000	$(24,384)
Strike Price NOK 98.43, Expires 3/07/12, Broker UBS Securities LLC	7,200	(1,615)
Tractebel Energia SA:
Strike Price BRL 28.99, Expires 2/10/12, Broker Deutsche Bank Securities Corp.	62,500	(50,185)
Strike Price BRL 29.95, Expires 2/10/12, Broker Credit Suisse First Boston	35,000	(13,020)
Strike Price BRL 31.36, Expires 2/28/12, Broker Morgan Stanley & Co., Inc.	51,200	(9,596)
Strike Price BRL 30.81, Expires 3/27/12, Broker Deutsche Bank Securities Corp.	62,500	(28,859)
Transurban Group:
Strike Price AUD 5.64, Expires 3/13/12, Broker Citigroup Global Markets, Inc.	31,000	(1,419)
Strike Price AUD 5.65, Expires 3/13/12, Broker Morgan Stanley & Co., Inc.	328,000	(15,269)
Verizon Communications, Inc., Strike Price USD 39.21, Expires 3/01/12, Broker UBS Securities LLC	56,000	(5,232)
Vinci SA, Strike Price EUR 36.95, Expires 3/07/12, Broker Banc of America Securities	22,000	(18,260)
Westar Energy, Inc.:
Strike Price USD 28.62, Expires 3/01/12, Broker Credit Suisse First Boston	10,500	(5,137)
Strike Price USD 28.64, Expires 4/10/12, Broker Morgan Stanley & Co., Inc.	45,400	(20,203)
Williams Partners LP, Strike Price USD 62.64, Expires 3/30/12, Broker Deutsche Bank Securities Corp.	20,000	(28,594)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Wisconsin Energy Corp.:
Strike Price USD 32.76, Expires 2/10/12, Broker Citigroup Global Markets, Inc.	18,000	$(23,013)
Strike Price USD 34.94, Expires 2/27/12, Broker Credit Suisse First Boston	20,500	(6,845)
Xcel Energy, Inc.:
Strike Price USD 26, Expires 2/10/12, Broker Goldman Sachs & Co.	21,000	(15,862)
Strike Price USD 27.64, Expires 2/10/12, Broker Deutsche Bank Securities Corp.	20,500	(1,745)
Strike Price USD 26.98, Expires 2/29/12, Broker UBS Securities LLC	5,000	(2,179)
Xylem, Inc., Strike Price USD 26.18, Expires 2/29/12, Broker Goldman Sachs & Co.	5,000	(3,999)

Total Over-the-Counter Call Options		(2,302,689)

Total Options Written (Premiums Received – $2,305,501) – (0.8)%		(2,757,311)

Total Investments Net of Outstanding Options Written – 100.2%		332,400,391
Liabilities in Excess of Other Assets – (0.2)%		(498,150)

Net Assets – 100.0%		$331,902,241

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$326,304,665

Gross unrealized appreciation	$10,653,683
Gross unrealized depreciation	(1,800,646)

Net unrealized appreciation	$8,853,037

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	January 31,	January 31,	January 31,	January 31,

Affiliate	Net Activity	Shares Held at January 31, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	23,616,799	23,616,799	$1,576	$23,469

4	JANUARY 31, 2012

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	–	$6,338,132	–	$6,338,132
Brazil	$47,479,031	–	–	47,479,031
Canada	9,282,596	–	–	9,282,596
France	–	3,089,328	–	3,089,328
Germany	–	5,565,912	–	5,565,912
Hong Kong	–	8,883,429	–	8,883,429
Italy	5,944,552	–	–	5,944,552
Norway	–	4,260,485	–	4,260,485
United Kingdom	2,386,629	23,899,473	–	26,286,102
United States	194,411,336	–	–	194,411,336
Short-Term Securities	23,616,799	–	–	23,616,799

Total	$283,120,943	$52,036,759	–	$335,157,702

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(391,222)	$(2,366,089)	–	$(2,757,311)

[1]	Derivative financial instruments are options which are shown at value.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trust’s Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	GBP	British Pound
	AUD	Australian Dollar	HKD	Hong Kong Dollar
	BRL	Brazil Real	NOK	Norwegian Krone
	CAD	Canadian Dollar	USD	US Dollar
	EUR	Euro

JANUARY 31, 2012	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date:	March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utility and Infrastructure Trust

Date:	March 23, 2012